Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Medical Technology and Devices Portfolio - Select Medical Technology and Devices Portfolio
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	7.11%
Annual Return 2016	8.68%
Annual Return 2017	26.57%
Annual Return 2018	16.20%
Annual Return 2019	29.56%
Annual Return 2020	30.04%
Annual Return 2021	24.49%
Annual Return 2022	(24.83%)
Annual Return 2023	0.62%
Annual Return 2024	9.89%